Deposits	12 Months Ended
Dec. 31, 2013
Deposits [Abstract]
Deposits

Note 11: Deposits

Time certificates of deposit (CDs) and other time deposits issued by domestic and foreign offices totaled $117.4 billion and $90.1 billion at December 31, 2013 and 2012, respectively. Substantially all of these deposits were interest bearing. The contractual maturities of these deposits are presented in the following table.

(in millions)	December 31, 2013
2014	$86,958
2015	13,308
2016	7,624
2017	2,661
2018	3,263
Thereafter	3,619
Total	$117,433

Of these deposits, the amount of domestic time deposits with a denomination of $100,000 or more was $16.6 billion and $23.7 billion at December 31, 2013 and 2012, respectively. The contractual maturities of these deposits are presented in the following table.

(in millions)	2013
Three months or less	$3,177
After three months through six months	2,003
After six months through twelve months	2,741
After twelve months	8,685
Total	$16,606

Time CDs and other time deposits issued by foreign offices with a denomination of $100,000 or more were $15.3 billion and $11.7 billion at December 31, 2013 and 2012, respectively.

Demand deposit overdrafts of $554 million and $806 million were included as loan balances at December 31, 2013 and 2012, respectively.